Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 37	$ 20
Receivables for Investment		312
Other current assets	187	103
Total prepaid expenses and other current assets	$ 224	$ 435